UNITED STATES
    SECURITIES AND EXCHANGE COMMISSION
          Washington, DC 20549
                 FORM 13F
           FORM 13F COVER PAGE

Report for the Calender Year of Quarter Ended: December 31, 2003
Check here if Amendment[ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       McDonnell Investment Management, Inc.
Address:    1515 West 22nd Street
            Oak Brook, IL 60523


13F File Number: 028-10377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name       Paul Carter
Title      Compliance Officer
Phone      (630) 684-8646
Signature, Place, and Date of Signing:

_/s/_Paul_Carter_ in Chicago, IL on 02/05/04


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  120
Form 13F Information Table Value Total (x 1000): 208,979


List of Other Included Managers:
No.    13F File Number:      Name:

                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS    SOLE  SHARED     NONE
- ------------------------------ ---------------- --------- -------- -------- --- ---- ------- --------- ------- ------- --------
ABBOTT LABORATORIES		COMMON STK	002824100     1,510   32,400  SH	Sole		  		  32,400
AIR PRODUCTS & CHEMICALS INC	COMMON STK	009158106     1,281   24,250  SH	Sole				  24,250
ALCOA INC			COMMON STK	013817101     1,330   35,000  SH	Sole				  35,000
ALTRIA GROUP INC		COMMON STK	02209S103     1,076   19,775  SH	Sole				  19,775
AMERICAN ELECTRIC POWER CO INC	COMMON STK	025537101     1,146   37,550  SH	Sole				  37,550
AMERICAN EXPRESS COMPANY	COMMON STK	025816109     1,411   29,250  SH	Sole				  29,250
AMERICAN INTERNATIONAL GROUP	COMMON STK	026874107     2,847   42,950  SH	Sole				  42,950
AMGEN INC			COMMON STK	031162100     2,214   35,825  SH	Sole				  35,825
APACHE CORP			COMMON STK	037411105     1,557   19,200  SH	Sole				  19,200
APPLIED MATERIALS INC		COMMON STK	038222105     1,418   63,200  SH	Sole				  63,200
BANK OF AMERICA CORP		COMMON STK	060505104     1,375   17,100  SH	Sole				  17,100
BANK OF NEW YORK		COMMON STK	064057102     1,351   40,800  SH	Sole				  40,800
BAXTER INT'L			COMMON STK	071813109     1,106   36,250  SH	Sole				  36,250
BELLSOUTH CORP			COMMON STK	079860102     1,628   57,525  SH	Sole				  57,525
BOSTON SCIENTIFIC CORP		COMMON STK	101137107     1,200   32,650  SH	Sole				  32,650
BRISTOL-MYERS SQUIBB CO		COMMON STK	110122108     1,431   50,050  SH	Sole				  50,050
BURLINGTON RESOURCES INC	COMMON STK	122014103     1,537   27,750  SH	Sole				  27,750
CAMPBELL SOUP CO		COMMON STK	134429109     1,288   48,050  SH	Sole				  48,050
CARDINAL HEALTH INC		COMMON STK	14149Y108     1,089   17,800  SH	Sole				  17,800
CARNIVAL CORP			COMMON STK	143658300     1,188   29,900  SH	Sole				  29,900
CATERPILLAR			COMMON STK	149123101     1,337   16,100  SH	Sole				  16,100
CENDANT CORPORATION		COMMON STK	151313103	777   34,900  SH	Sole				  34,900
CISCO SYSTEMS INC		COMMON STK	17275R102     3,460  142,800  SH	Sole				 142,800
CITIGROUP INC			COMMON STK	172967101     3,454   71,150  SH	Sole				  71,150
CLEAR CHANNEL			COMMON STK	184502102	283    6,050  SH	Sole				   6,050
COCA-COLA CO			COMMON STK	191216100     1,698   33,450  SH	Sole				  33,450
COLGATE-PALMOLIVE		COMMON STK	194162103     1,186   23,700  SH	Sole				  23,700
COMCAST CORP			COMMON STK	20030N101     1,803   55,000  SH	Sole				  55,000
COMERICA INC			COMMON STK	200340107     2,251   40,150  SH	Sole				  40,150
CONOCOPHILLIPS			COMMON STK	20825C104     1,203   18,350  SH	Sole				  18,350
DANAHER CORP			COMMON STK	235851102     1,505   16,400  SH	Sole				  16,400
DELL COMPUTER			COMMON STK	24702R101     2,000   58,850  SH	Sole				  58,850
THE WALT DISNEY CO.		COMMON STK	254687106     1,326   56,850  SH	Sole				  56,850
EMC CORP/MASS			COMMON STK	268648102     1,008   78,050  SH	Sole				  78,050
EBAY INC			COMMON STK	278642103     1,536   23,775  SH	Sole				  23,775
ELECTRONIC ARTS			COMMON STK	285512109     1,061   22,250  SH	Sole				  22,250
EMERSON ELECTRIC CO		COMMON STK	291011104     1,408   21,750  SH	Sole				  21,750
EXXON MOBIL			COMMON STK	30231G102     2,704   65,950  SH	Sole				  65,950
FEDERAL HOME LOAN MG		COMMON STK	313400301     1,248   21,400  SH	Sole				  21,400
FANNIE MAE			COMMON STK	313586109     1,944   25,900  SH	Sole				  25,900
FEDERATED DEPARTMENT STORES	COMMON STK	31410H101     1,494   31,700  SH	Sole				  31,700
FIRST DATA CORP			COMMON STK	319963104     1,361   33,125  SH	Sole				  33,125
FIRSTENERGY CORP		COMMON STK	337932107     1,142   32,450  SH	Sole				  32,450
FLEET BOSTON FINANCIAL		COMMON STK	339030108     1,783   40,850  SH	Sole				  40,850
FOREST LABORATORIES INC		COMMON STK	345838106     1,350   21,850  SH	Sole				  21,850
FRANKLIN RESOURCES		COMMON STK	354613101     1,164   22,350  SH	Sole				  22,350
GENERAL DYNAMICS CORP		COMMON STK	369550108     1,288   14,250  SH	Sole				  14,250
GENERAL ELECTRIC CO.		COMMON STK	369604103     4,819  155,550  SH	Sole				 155,550
GOLDMAN SACHS GROUP INC		COMMON STK	38141G104     1,513   15,325  SH	Sole				  15,325
HARLEY-DAVIDSON INC		COMMON STK	412822108     1,069   22,500  SH	Sole				  22,500
HARTFORD FINANCIAL SVCS GRP	COMMON STK	416515104     1,210   20,500  SH	Sole				  20,500
HEWLETT-PACKARD CO.		COMMON STK	428236103     1,708   74,350  SH	Sole			  	  74,350
HOME DEPOT INC			COMMON STK	437076102     1,870   52,700  SH	Sole				  52,700
HONEYWELL INTERNATIONAL INC	COMMON STK	438516106     1,331   39,800  SH	Sole				  39,800
ILLINOIS TOOL WORKS		COMMON STK	452308109     1,263   15,050  SH	Sole				  15,050
INTEL CORP			COMMON STK	458140100     4,545  141,800  SH	Sole				 141,800
INTL BUSINESS MACHINES CORP	COMMON STK	459200101     3,109   33,550  SH	Sole				  33,550
INT'L PAPER			COMMON STK	460146103     1,321   30,650  SH	Sole				  30,650
JP MORGAN CHASE & CO		COMMON STK	46625H100     1,816   49,450  SH	Sole				  49,450
JOHNSON & JOHNSON		COMMON STK	478160104     2,410   46,650  SH	Sole				  46,650
JOHNSON CONTROLS INC		COMMON STK	478366107     1,753   15,100  SH	Sole				  15,100
LEHMAN BROTHERS HOLDINGS	COMMON STK	524908100     1,228   15,900  SH	Sole				  15,900
LILLY (ELI) & CO		COMMON STK	532457108     1,723   24,500  SH	Sole				  24,500
LINCOLN NATL CRP		COMMON STK	534187109     1,474   36,500  SH	Sole				  36,500
LOEWS CORP			COMMON STK	540424108     1,249   25,250  SH	Sole				  25,250
LOWES COS INC                 	COMMON STK	548661107     1,439   25,975  SH	Sole				  25,975
MBNA CORP			COMMON STK	55262L100     1,146   46,100  SH	Sole				  46,100
MARATHON OIL CORP		COMMON STK	565849106     1,683   50,850  SH	Sole				  50,850
MARSH & MCLENNAN COS		COMMON STK	571748102     1,159   24,200  SH	Sole				  24,200
MARRIOTT INTERNATIONAL-CL A	COMMON STK	571903202     1,365   29,550  SH	Sole				  29,550
MASCO CORP			COMMON STK	574599106	943   34,400  SH	Sole				  34,400
MCDONALDS CORPORATION		COMMON STK	580135101     1,346   54,200  SH	Sole				  54,200
MCGRAW-HILL COMPANIES INC	COMMON STK	580645109     1,835   26,250  SH	Sole				  26,250
MEDTRONIC INC			COMMON STK	585055106     1,439   29,600  SH	Sole				  29,600
MELLON FINANCIAL CORP		COMMON STK	58551A108     1,161   36,150  SH	Sole				  36,150
MERCK & CO.			COMMON STK	589331107     1,802   39,000  SH	Sole				  39,000
MERRILL LYNCH & CO		COMMON STK	590188108     1,437   24,500  SH	Sole				  24,500
MICROSOFT CORP			COMMON STK	594918104     5,615  205,150  SH	Sole				 205,150
NORTHERN TRUST CORP		COMMON STK	665859104     1,555   33,600  SH	Sole				  33,600
OCCIDENTAL PETROLEUM CORP	COMMON STK	674599105     1,162   27,500  SH	Sole				  27,500
ORACLE CORPORATION		COMMON STK	68389X105     1,777  134,300  SH	Sole				 134,300
PNC FINANCIAL SERVICES GROUP I	COMMON STK	693475105     1,322   24,150  SH	Sole				  24,150
PPG INDUSTRIES			COMMON STK	693506107     1,476   23,050  SH	Sole				  23,050
PEPSICO				COMMON STK	713448108     1,308   28,050  SH	Sole				  28,050
PFIZER INC			COMMON STK	717081103     4,671  132,200  SH	Sole				 132,200
PITNEY BOWES INC		COMMON STK	724479100     1,475   36,300  SH	Sole				  36,300
PRAXAIR				COMMON STK	74005P104     1,463   38,300  SH	Sole				  38,300
T ROWE PRICE GROUP INC		COMMON STK	74144T108     1,413   29,800  SH	Sole				  29,800
PROCTER & GAMBLE CO		COMMON STK	742718109     1,558   15,600  SH	Sole				  15,600
PROGRESS ENERGY INC		COMMON STK	743263105     1,421   31,400  SH	Sole				  31,400
PRUDENTIAL FINANCIAL INC	COMMON STK	744320102     1,383   33,100  SH	Sole				  33,100
PUBLIC SERVICE ENTERPRISE GROU	COMMON STK	744573106     1,840   42,000  SH	Sole				  42,000
QUALCOMM			COMMON STK	747525103     1,510   28,000  SH	Sole				  28,000
SBC COMMUNICATIONS INC		COMMON STK	78387G103     1,842   70,650  SH	Sole				  70,650
S & P 500 DEPOSITARY RECEIPT	COMMON STK	78462F103    14,656  131,700  SH	Sole				 131,700
ST. PAUL COMPANIES		COMMON STK	792860108	111    2,800  SH	Sole				   2,800
SCHLUMBERGER LTD		COMMON STK	806857108     1,659   30,325  SH	Sole				  30,325
SEARS ROEBUCK & CO		COMMON STK	812387108     1,176   25,850  SH	Sole				  25,850
SIMON PROPERTY GROUP INC	COMMON STK	828806109     1,805   38,950  SH	Sole				  38,950
STATE STREET CORP		COMMON STK	857477103     1,341   25,750  SH	Sole				  25,750
SUNTRUST BANKS			COMMON STK	867914103     1,308   18,300  SH	Sole				  18,300
SYSCO				COMMON STK	871829107     1,307   35,100  SH	Sole				  35,100
TARGET CORP			COMMON STK	87612E106     1,315   34,250  SH	Sole				  34,250
TEXAS INSTRUMENTS INC		COMMON STK	882508104     1,767   60,150  SH	Sole				  60,150
TIME WARNER INC			COMMON STK	887317105     2,014  111,950  SH	Sole				 111,950
TRIBUNE CO			COMMON STK	896047107     1,453   28,150  SH	Sole				  28,150
TYCO INTERNATIONAL		COMMON STK	902124106     1,544   58,250  SH	Sole				  58,250
US BANCORP			COMMON STK	902973304     1,482   49,750  SH	Sole				  49,750
UNITED PARCEL SERVICE INC	COMMON STK	911312106     1,949   26,150  SH	Sole				  26,150
UNITED TECHNOLOGIES CORP	COMMON STK	913017109     1,474   15,550  SH	Sole				  15,550
UNITEDHEALTH GROUP INC		COMMON STK	91324P102     1,486   25,550  SH	Sole				  25,550
VANGUARD 500 INDEX FUND		COMMON STK	922908108     1,057   10,293  SH	Sole				  10,293
VANGUARD 500 INDEX FUND		COMMON STK	922908710	398    3,876  SH	Sole				   3,876
VERIZON COMMUNICATIONS		COMMON STK	92343V104     2,264   64,550  SH	Sole				  64,550
VIACOM 'B'			COMMON STK	925524308     1,744   39,300  SH	Sole				  39,300
WACHOVIA CORP			COMMON STK	929903102     1,032   22,150  SH	Sole				  22,150
WAL-MART STORES			COMMON STK	931142103     3,637   68,550  SH	Sole				  68,550
WALGREEN CO			COMMON STK	931422109     1,214   33,375  SH	Sole				  33,375
WEYERHAEUSER CO			COMMON STK	962166104     1,635   25,550  SH	Sole				  25,550
WYETH				COMMON STK	983024100     1,390   32,750  SH	Sole				  32,750



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